Note 42 - Prior Year Error - Restatement of Quarterly Comparative Information	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors for quarterly information [text block]
42	Prior year error – restatement of quarterly comparative information

The below quarterly results for the periods 2019 to 2024 are unaudited.

Consolidated statements of profit or loss and other comprehensive income

(in thousands of United States Dollars, unless indicated otherwise)

For the period ended	3 months ending
	March 31, 2024 (Restated)	June 30, 2024 (Restated)	September 30, 2024 (Restated)
Revenue	38,528	50,107	46,868
Royalty	(1,934)	(2,475)	(2,422)
Production costs	(18,960)	(20,460)	(21,085)
Depreciation	(3,819)	(4,239)	(4,048)
Gross profit	13,815	22,933	19,313
Net foreign exchange loss	(4,882)	(2,182)	(3,132)
Administrative expenses	(2,611)	(3,664)	(3,954)
Net derivative financial instrument expense	(302)	(174)	(20)
Equity-settled share-based expense	(201)	(305)	(279)
Cash-settled share-based expense	(53)	(4)	(422)
Other expenses	(600)	(664)	(2,814)
Other income	164	185	16
Operating profit	5,330	16,125	8,708
Finance income	6	3	7
Finance cost	(732)	(797)	(831)
Profit before tax	4,604	15,331	7,884
Tax expense	(2,530)	(5,151)	(4,600)
Profit for the period	2,074	10,180	3,284

Other comprehensive income
Items that are or may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(144)	178	629
Total comprehensive income for the period	1,930	10,358	3,913

Profit attributable to:
Owners of the Company	1,486	8,283	2,264
Non-controlling interests	588	1,897	1,020
Profit for the period	2,074	10,180	3,284

Total comprehensive income attributable to:
Owners of the Company	1,342	8,461	2,893
Non-controlling interests	588	1,897	1,020
Total comprehensive income for the period	1,930	10,358	3,913

Earnings per share
Basic earnings per share ($)	0.07	0.42	0.13
Diluted earnings per share ($)	0.07	0.42	0.13

Consolidated statements of financial position

(in thousands of United States Dollars, unless indicated otherwise)

As at	September 30, 2024 (Restated)	June 30, 2024 (Restated)	March 31, 2024 (Restated)

Exploration and evaluation assets	95,830	94,536	94,702
Property, plant and equipment	183,663	181,027	179,424
Deferred tax asset	310	180	181
Total non-current assets	279,803	275,743	274,307

Income tax receivable	70	274	80
Inventories	22,732	20,401	20,542
Derivative financial assets	–	20	26
Trade and other receivables	9,651	7,882	7,558
Prepayments	6,717	5,287	3,947
Cash and cash equivalents	7,204	15,412	1,831
Assets held for sale	13,483	13,484	13,486
Total current assets	59,857	62,760	47,470
Total assets	339,660	338,503	321,777

Equity and liabilities
Share capital	165,408	165,188	165,147
Reserves	139,029	138,445	137,876
Retained loss	(93,172)	(92,747)	(101,030)
Equity attributable to shareholders	211,265	210,886	201,993
Non-controlling interests	19,693	20,185	18,288
Total equity	230,958	231,071	220,281

Liabilities
Deferred tax liabilities	47,007	46,284	46,075
Provisions	9,562	9,416	10,395
Loans and borrowings	1,771	2,033	–
Loan note instruments	8,282	8,238	6,405
Cash-settled share-based payment	583	190	441
Lease liabilities	8	22	30
Total non-current liabilities	67,213	66,183	63,346

Cash-settled share-based payment	1,081	454	313
Income tax payable	2,244	4,152	102
Lease liabilities	94	114	141
Derivative financial liabilities	–	–	–
Loans and borrowings	–	–	–
Loan note instruments	855	855	665
Trade and other payables	22,278	18,803	20,842
Overdrafts	14,839	16,778	15,991
Liabilities associated with assets held for sale	98	93	96
Total current liabilities	41,489	41,249	38,150
Total liabilities	108,702	107,432	101,496
Total equity and liabilities	339,660	338,503	321,777

Consolidated statements of profit or loss and other comprehensive income

For the three months ended	March 31, 2024			June 30, 2024			September 30, 2024
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Net foreign exchange loss	(4,139)	(743)	(4,882)	(2,014)	(168)	(2,182)	(3,129)	(3)	(3,132)
Tax expense	(2,530)	–	(2,530)	(5,151)	–	(5,151)	(4,600)	–	(4,600)
Profit (loss) for the period	2,817	(743)	2,074	10,348	(168)	10,180	3,287	(3)	3,284
Total comprehensive income for the period	2,673	(743)	1,930	10,526	(168)	10,358	3,916	(3)	3,913
Non-controlling interests	686	(98)	588	1,919	(22)	1,897	1,020	–	1,020
Basic earnings per share ($)	0.10	(0.03)	0.07	0.43	(0.01)	0.42	0.12	0.01	0.13
Diluted (loss) earnings per share ($)	0.10	(0.03)	0.07	0.43	(0.01)	0.42	0.12	0.01	0.13

Consolidated statements of financial position

As at	March 31, 2024			June 30, 2024			September 30, 2024
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Retained loss	(66,414)	(34,616)	(101,030)	(57,985)	(34,762)	(92,747)	(58,407)	(34,765)	(93,172)
Non-controlling interests	24,407	(6,119)	18,288	26,326	(6,141)	20,185	25,834	(6,141)	19,693
Deferred tax liabilities	5,340	40,735	46,075	5,381	40,903	46,284	6,101	40,906	47,007

Consolidated statements of profit or loss and other comprehensive income

(in thousands of United States Dollars, unless indicated otherwise)

For the period ended	3 months ending				12 months ending
	March 31, 2023 (Restated)	June 30, 2023 (Restated)	September 30, 2023 (Restated)	December 31, 2023 (Restated)	December 31, 2023 (Restated)
Revenue	29,435	37,031	41,187	38,661	146,314
Royalty	(1,480)	(1,963)	(2,207)	(1,987)	(7,637)
Production costs	(19,850)	(20,726)	(20,452)	(21,681)	(82,709)
Depreciation	(2,255)	(3,409)	(4,385)	(4,437)	(14,486)
Gross profit	5,850	10,933	14,143	10,556	41,482
Net foreign exchange gain (loss)	36	(5,270)	(1,044)	(494)	(6,772)
Administrative expenses	(5,938)	(3,183)	(2,889)	(5,419)	(17,429)
Net derivative financial instrument expense	(434)	(54)	(102)	(529)	(1,119)
Equity-settled share-based expense	(110)	(221)	(233)	(76)	(640)
Cash-settled share-based expense	(280)	9	(27)	(165)	(463)
Other expenses	(640)	(1,461)	(701)	(1,565)	(4,367)
Other income	18	168	62	15	263
Operating (loss) profit	(1,498)	921	9,209	2,323	10,955
Finance income	5	4	21	9	39
Finance cost	(772)	(1,061)	(529)	(662)	(3,024)
(Loss) profit before tax	(2,265)	(136)	8,701	1,670	7,970
Tax expense	(2,380)	(2,395)	(3,777)	(4,258)	(12,810)
(Loss) profit for the period	(4,645)	(2,531)	4,924	(2,588)	(4,840)

Other comprehensive income
Items that are or may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(369)	(330)	(79)	156	(622)
Total comprehensive income for the period	(5,014)	(2,861)	4,845	(2,432)	(5,462)

(Loss) profit attributable to:
Owners of the Company	(5,356)	(2,928)	3,823	(3,401)	(7,862)
Non-controlling interests	711	397	1,101	813	3,022
(Loss) profit for the period	(4,645)	(2,531)	4,924	(2,588)	(4,840)

Total comprehensive income attributable to:
Owners of the Company	(5,725)	(3,258)	3,744	(3,245)	(8,484)
Non-controlling interests	711	397	1,101	813	3,022
Total comprehensive income for the period	(5,014)	(2,861)	4,845	(2,432)	(5,462)

(Loss) earnings per share
Basic (loss) earnings per share ($)	(0.32)	(0.14)	0.21	(0.19)	(0.44)
Diluted (loss) earnings per share ($)	(0.32)	(0.14)	0.21	(0.19)	(0.44)

Consolidated statements of financial position

(in thousands of United States Dollars, unless indicated otherwise)

As at	December 31, 2023 (Restated)	September 30, 2023 (Restated)	June 30, 2023 (Restated)	March 31, 2023 (Restated)

Exploration and evaluation assets	94,272	92,831	87,416	89,129
Property, plant and equipment	179,649	172,784	181,710	179,824
Deferred tax asset	153	198	160	116
Total non-current assets	274,074	265,813	269,286	269,069

Income tax receivable	1,120	–	103	82
Inventories	20,304	18,826	18,454	18,477
Derivative financial assets	88	684	763	6
Trade and other receivables	9,952	5,749	8,560	9,957
Prepayments	2,538	5,093	3,940	3,356
Cash and cash equivalents	6,708	10,775	12,785	19,021
Assets held for sale	13,519	13,397	–	–
Total current assets	54,229	54,524	44,605	50,899
Total assets	328,303	320,337	313,891	319,968

Equity and liabilities
Share capital	165,068	165,157	165,157	156,230
Reserves	137,819	137,587	137,433	137,542
Retained loss	(97,143)	(93,741)	(94,878)	(86,512)
Equity attributable to shareholders	205,744	209,003	207,712	207,260
Non-controlling interests	18,456	17,643	16,542	16,145
Total equity	224,200	226,646	224,254	223,405

Liabilities
Deferred tax liabilities	46,123	42,781	41,761	40,979
Provisions	10,985	8,432	3,727	3,698
Loan note instruments	6,447	6,390	6,896	4,111
Cash-settled share-based payment	374	229	190	386
Lease liabilities	41	93	132	167
Total non-current liabilities	63,970	57,925	52,706	49,341

Cash-settled share-based payment	920	674	660	482
Income tax payable	10	2,841	2,511	2,210
Lease liabilities	167	138	136	136
Derivative financial liabilities	–	22	–	–
Loans and borrowings	–	–	771	–
Loan note instruments	665	665	–	2,514
Trade and other payables	20,503	17,459	17,161	26,048
Overdrafts	17,740	13,967	15,692	15,832
Liabilities associated with assets held for sale	128	–	–	–
Total current liabilities	40,133	35,766	36,931	47,222
Total liabilities	104,103	93,691	89,637	96,563
Total equity and liabilities	328,303	320,337	313,891	319,968

Consolidated statements of profit or loss and other comprehensive income

For the three months ended	March 31, 2023			June 30, 2023			September 30, 2023			December 31, 2023
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Net foreign exchange gain (loss)	1,533	(1,497)	36	(3,610)	(1,660)	(5,270)	(257)	(787)	(1,044)	(216)	(278)	(494)
Tax expense	(3,502)	1,122	(2,380)	(1,273)	(1,122)	(2,395)	(3,777)	–	(3,777)	(4,258)	–	(4,258)
(Loss) profit for the period	(4,270)	(375)	(4,645)	251	(2,782)	(2,531)	5,711	(787)	4,924	(2,310)	(278)	(2,588)
Total comprehensive income for the period	(4,639)	(375)	(5,014)	(79)	(2,782)	(2,861)	5,632	(787)	4,845	(2,154)	(278)	(2,432)
Non-controlling interests	760	(49)	711	764	(367)	397	1,205	(104)	1,101	850	(37)	813
Basic earnings per share ($)	(0.30)	(0.02)	(0.32)	(0.01)	(0.13)	(0.14)	0.24	(0.03)	0.21	(0.17)	(0.02)	(0.19)
Diluted (loss) earnings per share ($)	(0.30)	(0.02)	(0.32)	(0.01)	(0.13)	(0.14)	0.24	(0.03)	0.21	(0.17)	(0.02)	(0.19)

Consolidated statements of financial position

As at	March 31, 2023			June 30, 2023			September 30, 2023			December 31, 2023
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Retained loss	(55,879)	(30,633)	(86,512)	(61,830)	(33,048)	(94,878)	(60,010)	(33,731)	(93,741)	(63,172)	(33,971)	(97,143)
Non-controlling interests	21,657	(5,512)	16,145	22,421	(5,879)	16,542	23,626	(5,983)	17,643	24,477	(6,021)	18,456
Deferred tax liabilities	4,834	36,145	40,979	2,834	38,927	41,761	3,067	39,714	42,781	6,131	39,992	46,123

Consolidated statements of profit or loss and other comprehensive income

(in thousands of United States Dollars, unless indicated otherwise)

For the period ended	3 months ending				12 months ending
	March 31, 2022 (Restated)	June 30, 2022 (Restated)	September 30, 2022 (Restated)	December 31, 2022 (Restated)	December 31, 2022 (Restated)
Revenue	35,072	36,992	35,840	34,178	142,082
Royalty	(1,758)	(1,854)	(1,796)	(1,716)	(7,124)
Production costs	(14,359)	(14,502)	(15,802)	(18,335)	(62,998)
Depreciation	(2,063)	(2,639)	(2,670)	(2,769)	(10,141)
Gross profit	16,892	17,997	15,572	11,358	61,819
Net foreign exchange loss	(1,248)	(450)	(272)	(3,707)	(5,677)
Administrative expenses	(2,371)	(2,908)	(2,789)	(3,873)	(11,941)
Net derivative financial instrument expense	(1,738)	41	537	(38)	(1,198)
Equity-settled share-based expense	(82)	–	(94)	(308)	(484)
Cash-settled share-based expense	(367)	57	(25)	(274)	(609)
Other expenses	(793)	(490)	(552)	(9,947)	(11,782)
Other income	2	1	14	43	60
Operating profit (loss)	10,295	14,248	12,391	(6,746)	30,188
Finance income	1	2	7	7	17
Finance cost	(117)	(177)	(16)	(347)	(657)
Profit (loss) before tax	10,179	14,073	12,382	(7,086)	29,548
Tax expense	(4,768)	(5,819)	(4,456)	684	(14,359)
Profit (loss) for the period	5,411	8,254	7,926	(6,402)	15,189

Other comprehensive income
Items that are or may be reclassified to profit or loss
Exchange differences on translation of foreign operations	693	(852)	(699)	396	(462)
Total comprehensive income for the period	6,104	7,402	7,227	(6,006)	14,727

Profit (loss) attributable to:
Owners of the Company	4,025	6,928	6,644	(6,358)	11,239
Non-controlling interests	1,386	1,326	1,282	(44)	3,950
Profit (loss) for the period	5,411	8,254	7,926	(6,402)	15,189

Total comprehensive income attributable to:
Owners of the Company	4,718	6,076	5,945	(5,962)	10,777
Non-controlling interests	1,386	1,326	1,282	(44)	3,950
Total comprehensive income for the period	6,104	7,402	7,227	(6,006)	14,727

Earnings (loss) per share
Basic earnings (loss) per share ($)	0.30	0.54	0.51	(0.50)	0.85
Diluted earnings (loss) per share ($)	0.30	0.54	0.51	(0.50)	0.85

Consolidated statements of financial position

(in thousands of United States Dollars, unless indicated otherwise)

As at	December 31, 2022 (Restated)	September 30, 2022 (Restated)	June 30, 2022 (Restated)	March 31, 2022 (Restated)

Exploration and evaluation assets	17,579	9,128	8,817	8,405
Property, plant and equipment	178,983	178,692	170,410	159,566
Deferred tax asset	202	160	127	92
Total non-current assets	196,764	187,980	179,354	168,063

Income tax receivable	40	38	182	37
Inventories	18,334	19,675	20,535	20,297
Derivative financial assets	440	–	–	–
Trade and other receivables	9,185	8,815	7,748	10,215
Prepayments	3,693	3,885	3,518	4,393
Cash and cash equivalents	6,735	8,256	10,862	15,286
Total current assets	38,427	40,669	42,845	50,228
Total assets	235,191	228,649	222,199	218,291

Equity and liabilities
Share capital	83,471	83,471	83,471	83,471
Reserves	137,801	137,097	137,702	138,554
Retained loss	(80,529)	(70,579)	(75,421)	(80,556)
Equity attributable to shareholders	140,743	149,989	145,752	141,469
Non-controlling interests	16,946	16,990	16,615	16,196
Total equity	157,689	166,979	162,367	157,665

Liabilities
Deferred tax liabilities	40,893	40,595	38,691	37,574
Provisions	2,958	2,927	3,059	3,217
Cash-settled share-based payment	1,029	704	676	817
Lease liabilities	181	194	256	320
Total non-current liabilities	45,061	44,420	42,682	41,928

Cash-settled share-based payment	1,188	827	813	818
Income tax payable	1,324	1,867	3,327	3,108
Lease liabilities	132	127	127	136
Derivative financial liabilities	–	–	122	4,037
Loan note instruments	7,104	–	–	–
Trade and other payables	17,454	12,340	12,761	9,743
Overdrafts	5,239	2,089	–	856
Total current liabilities	32,441	17,250	17,150	18,698
Total liabilities	77,502	61,670	59,832	60,626
Total equity and liabilities	235,191	228,649	222,199	218,291

Consolidated statements of profit or loss and other comprehensive income

For the three months ended	March 31, 2022			June 30, 2022			September 30, 2022			December 31, 2022
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Net foreign exchange gain (loss)	909	(2,157)	(1,248)	4,172	(4,622)	(450)	1,559	(1,831)	(272)	(2,229)	(1,478)	(3,707)
Tax expense	(4,719)	(49)	(4,768)	(5,314)	(505)	(5,819)	(4,018)	(438)	(4,456)	(2,719)	3,403	684
Profit (loss) for the period	7,617	(2,206)	5,411	13,381	(5,127)	8,254	10,195	(2,269)	7,926	(8,327)	1,925	(6,402)
Total comprehensive income for the period	8,310	(2,206)	6,104	12,529	(5,127)	7,402	9,496	(2,269)	7,227	(7,931)	1,925	(6,006)
Non-controlling interests	1,677	(291)	1,386	2,003	(677)	1,326	1,581	(299)	1,282	(298)	254	(44)
Basic earnings per share ($)	0.45	(0.15)	0.30	0.88	(0.34)	0.54	0.65	(0.14)	0.51	(0.62)	0.12	(0.50)
Diluted (loss) earnings per share ($)	0.45	(0.15)	0.30	0.88	(0.34)	0.54	0.65	(0.14)	0.51	(0.62)	0.12	(0.50)

Consolidated statements of financial position

As at	March 31, 2022			June 30, 2022			September 30, 2022			December 31, 2022
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Retained loss	(54,998)	(25,558)	(80,556)	(45,413)	(30,008)	(75,421)	(38,601)	(31,978)	(70,579)	(50,222)	(30,307)	(80,529)
Non-controlling interests	20,937	(4,741)	16,196	22,033	(5,418)	16,615	22,707	(5,717)	16,990	22,409	(5,463)	16,946
Deferred tax liabilities	7,275	30,299	37,574	3,265	35,426	38,691	2,900	37,695	40,595	5,123	35,770	40,893

Consolidated statements of profit or loss and other comprehensive income

(in thousands of United States Dollars, unless indicated otherwise)

For the period ended	3 months ending				12 months ending
	March 31, 2021 (Restated)	June 30, 2021 (Restated)	September 30, 2021 (Restated)	December 31, 2021 (Restated)	December 31, 2021 (Restated)
Revenue	25,720	29,977	33,496	32,136	121,329
Royalty	(1,289)	(1,503)	(1,679)	(1,612)	(6,083)
Production costs	(12,857)	(12,362)	(13,729)	(14,178)	(53,126)
Depreciation	(1,193)	(2,199)	(2,351)	(2,303)	(8,046)
Gross profit	10,381	13,913	15,737	14,043	54,074
Net foreign exchange gain (loss)	105	(427)	186	(895)	(1,031)
Administrative expenses	(1,610)	(1,745)	(1,906)	(3,830)	(9,091)
Net derivative financial instrument expense	(114)	7	–	(133)	(240)
Cash-settled share-based expense	(152)	(31)	(243)	(51)	(477)
Other expenses	(258)	(3,883)	(1,254)	(1,741)	(7,136)
Other income	23	7	12	4	46
Operating profit	8,375	7,841	12,532	7,397	36,145
Finance income	3	4	4	3	14
Finance cost	(121)	(227)	(17)	(10)	(375)
Profit before tax	8,257	7,618	12,519	7,390	35,784
Tax expense	(2,352)	(3,511)	(4,203)	(3,738)	(13,804)
Profit for the period	5,905	4,107	8,316	3,652	21,980

Other comprehensive income
Items that are or may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(202)	383	(330)	(382)	(531)
Total comprehensive income for the period	5,703	4,490	7,986	3,270	21,449

Profit attributable to:
Owners of the Company	4,968	2,954	6,933	2,541	17,396
Non-controlling interests	937	1,153	1,383	1,111	4,584
Profit for the period	5,905	4,107	8,316	3,652	21,980

Total comprehensive income attributable to:
Owners of the Company	4,766	3,337	6,603	2,159	16,865
Non-controlling interests	937	1,153	1,383	1,111	4,584
Total comprehensive income for the period	5,703	4,490	7,986	3,270	21,449

Earnings per share
Basic earnings per share ($)	0.41	0.24	0.56	0.20	1.40
Diluted earnings per share ($)	0.41	0.24	0.56	0.20	1.40

Consolidated statements of financial position

(in thousands of United States Dollars, unless indicated otherwise)

As at	December 31, 2021 (Restated)	September 30, 2021 (Restated)	June 30, 2021 (Restated)	March 31, 2021 (Restated)

Exploration and evaluation assets	8,648	4,354	4,232	6,958
Property, plant and equipment	149,102	142,965	136,563	131,671
Deferred tax asset	194	102	130	96
Total non-current assets	157,944	147,421	140,925	138,725

Income tax receivable	101	27	179	63
Inventories	20,812	18,134	15,625	14,363
Derivative financial assets	–	–	–	1,045
Trade and other receivables	7,938	11,828	9,306	11,247
Prepayments	6,930	7,110	4,827	3,988
Cash and cash equivalents	17,152	13,213	16,669	13,027
Assets held for sale	–	–	500	500
Total current assets	52,933	50,312	47,106	44,233
Total assets	210,877	197,733	188,031	182,958

Equity and liabilities
Share capital	82,667	74,696	74,696	74,696
Reserves	137,779	138,161	138,491	138,108
Retained loss	(82,793)	(83,636)	(88,995)	(90,491)
Equity attributable to shareholders	137,653	129,221	124,192	122,313
Non-controlling interests	14,810	14,456	13,607	12,810
Total equity	152,463	143,677	137,799	135,123

Liabilities
Deferred tax liabilities	36,127	34,855	33,457	32,628
Provisions	3,294	3,427	3,433	3,334
Cash-settled share-based payment	974	931	741	650
Lease liabilities	331	260	299	169
Total non-current liabilities	40,726	39,473	37,930	36,781

Cash-settled share-based payment	2,053	1,768	1,555	1,575
Income tax payable	1,562	1,919	1,497	861
Lease liabilities	134	103	104	42
Derivative financial liabilities	3,095	–	–	–
Loans and borrowings	–	70	178	286
Loan note instruments	–	–	–	–
Trade and other payables	9,957	10,520	8,968	8,290
Overdrafts	887	203	–	–
Total current liabilities	17,688	14,583	12,302	11,054
Total liabilities	58,414	54,056	50,232	47,835
Total equity and liabilities	210,877	197,733	188,031	182,958

Consolidated statements of profit or loss and other comprehensive income

For the three months ended	March 31, 2021			June 30, 2021			September 30, 2021			December 31, 2021
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Net foreign exchange gain (loss)	273	(168)	105	(345)	(82)	(427)	413	(227)	186	843	(1,738)	(895)
Tax expense	(3,002)	650	(2,352)	(3,893)	382	(3,511)	(4,423)	220	(4,203)	(3,539)	(199)	(3,738)
Profit (loss) for the period	5,423	482	5,905	3,807	300	4,107	8,323	(7)	8,316	5,589	(1,937)	3,652
Total comprehensive income for the period	5,221	482	5,703	4,190	300	4,490	7,993	(7)	7,986	5,207	(1,937)	3,270
Non-controlling interests	873	64	937	1,113	40	1,153	1,384	(1)	1,383	1,367	(256)	1,111
Basic earnings per share ($)	0.37	0.04	0.41	0.21	(0.03)	0.24	0.57	(0.01)	0.56	0.34	(0.14)	0.20
Diluted (loss) earnings per share ($)	0.37	0.04	0.41	0.21	(0.03)	0.24	0.57	(0.01)	0.56	0.33	(0.13)	0.20

Consolidated statements of financial position

As at	March 31, 2021			June 30, 2021			September 30, 2021			December 31, 2021
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Retained loss	(68,274)	(22,217)	(90,491)	(67,038)	(21,957)	(88,995)	(61,673)	(21,963)	(83,636)	(59,150)	(23,643)	(82,793)
Non-controlling interests	17,042	(4,232)	12,810	17,799	(4,192)	13,607	18,649	(4,193)	14,456	19,260	(4,450)	14,810
Deferred tax liabilities	6,179	26,449	32,628	7,308	26,149	33,457	8,699	26,156	34,855	8,034	28,093	36,127

Consolidated statements of profit or loss and other comprehensive income

(in thousands of United States Dollars, unless indicated otherwise)

For the period ended	3 months ending				12 months ending
	March 31, 2020 (Restated)	June 30, 2020 (Restated)	September 30, 2020 (Restated)	December 31, 2020 (Restated)	December 31, 2020 (Restated)
Revenue	23,602	22,913	25,359	28,128	100,002
Royalty	(1,182)	(1,146)	(1,271)	(1,408)	(5,007)
Production costs	(10,687)	(11,451)	(10,399)	(11,174)	(43,711)
Depreciation	(1,173)	(1,141)	(1,143)	(1,171)	(4,628)
Gross profit	10,560	9,175	12,546	14,375	46,656
Net foreign exchange gain (loss)	940	(224)	252	(1,518)	(550)
Administrative expenses	(1,547)	(1,275)	(2,539)	(2,636)	(7,997)
Net derivative financial instrument expense	(35)	(113)	27	(145)	(266)
Cash-settled share-based expense	(184)	(762)	(231)	(236)	(1,413)
Other expenses	(208)	(1,314)	(305)	(3,488)	(5,315)
Other income	1,918	2,791	27	29	4,765
Operating profit	11,444	8,278	9,777	6,381	35,880
Finance income	14	18	4	26	62
Finance cost	(152)	(147)	(91)	23	(367)
Profit before tax	11,306	8,149	9,690	6,430	35,575
Tax expense	(2,072)	(3,514)	(4,995)	(1,950)	(12,531)
Profit for the period	9,234	4,635	4,695	4,480	23,044

Other comprehensive income
Items that are or may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(1,351)	293	(88)	973	(173)
Total comprehensive income for the period	7,883	4,928	4,607	5,453	22,871

Profit attributable to:
Owners of the Company	7,854	3,644	3,795	3,566	18,859
Non-controlling interests	1,380	991	900	914	4,185
Profit for the period	9,234	4,635	4,695	4,480	23,044

Total comprehensive income attributable to:
Owners of the Company	6,503	3,937	3,707	4,539	18,686
Non-controlling interests	1,380	991	900	914	4,185
Total comprehensive income for the period	7,883	4,928	4,607	5,453	22,871

Earnings per share
Basic earnings per share ($)	0.69	0.29	0.31	0.28	1.57
Diluted earnings per share ($)	0.69	0.29	0.31	0.28	1.57

Consolidated statements of financial position

(in thousands of United States Dollars, unless indicated otherwise)

As at	December 31, 2020 (Restated)	September 30, 2020 (Restated)	June 30, 2020 (Restated)	March 31, 2020 (Restated)

Exploration and evaluation assets	6,768	7,214	7,200	7,163
Property, plant and equipment	126,479	116,709	112,210	109,376
Deferred tax asset	87	105	96	70
Total non-current assets	133,334	124,028	119,506	116,609

Income tax receivable	76	–	–	–
Inventories	16,798	14,280	12,010	11,358
Derivative financial assets	1,184	1,160	1,112	68
Trade and other receivables	4,962	6,839	7,170	6,121
Prepayments	1,974	4,254	2,915	2,950
Cash and cash equivalents	19,092	21,562	11,639	13,825
Assets held for sale	500	–	–	–
Total current assets	44,586	48,095	34,846	34,322
Total assets	177,920	172,123	154,352	150,931

Equity and liabilities
Share capital	74,696	74,696	62,158	62,128
Reserves	138,310	137,337	137,425	137,132
Retained loss	(94,122)	(96,468)	(99,277)	(102,052)
Equity attributable to shareholders	118,884	115,565	100,306	97,208
Non-controlling interests	12,228	11,526	10,769	9,921
Total equity	131,112	127,091	111,075	107,129

Liabilities
Deferred tax liabilities	31,165	29,339	28,337	27,468
Provisions	3,567	3,404	3,384	3,365
Loans and borrowings	–	193	263	915
Cash-settled share-based payment	1,934	1,692	1,384	530
Lease liabilities	178	–	–	–
Total non-current liabilities	36,844	34,628	33,368	32,278

Cash-settled share-based payment	336	285	73	1,482
Income tax payable	495	1,902	1,267	–
Lease liabilities	61	–	–	–
Loans and borrowings	408	322	458	670
Trade and other payables	8,664	7,895	8,111	9,372
Total current liabilities	9,964	10,404	9,909	11,524
Total liabilities	46,808	45,032	43,277	43,802
Total equity and liabilities	177,920	172,123	154,352	150,931

Consolidated statements of profit or loss and other comprehensive income

For the three months ended	March 31, 2020			June 30, 2020			September 30, 2020			December 31, 2020
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Net foreign exchange gain (loss)	2,223	(1,283)	940	1,486	(1,710)	(224)	985	(733)	252	(389)	(1,129)	(1,518)
Tax expense	(2,910)	838	(2,072)	(3,507)	(7)	(3,514)	(4,993)	(2)	(4,995)	(3,763)	1,813	(1,950)
Profit (loss) for the period	9,679	(445)	9,234	6,352	(1,717)	4,635	5,430	(735)	4,695	3,796	684	4,480
Total comprehensive income for the period	8,328	(445)	7,883	6,645	(1,717)	4,928	5,342	(735)	4,607	4,769	684	5,453
Non-controlling interests	1,439	(59)	1,380	1,218	(227)	991	997	(97)	900	823	91	914
Basic earnings per share ($)	0.71	(0.02)	0.69	0.43	(0.14)	0.29	0.37	(0.06)	0.31	0.22	0.06	0.28
Diluted (loss) earnings per share ($)	0.71	(0.02)	0.69	0.43	(0.14)	0.29	0.37	(0.06)	0.31	0.22	0.06	0.28

Consolidated statements of financial position

As at	March 31, 2020			June 30, 2020			September 30, 2020			December 31, 2020
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Retained loss	(80,952)	(21,100)	(102,052)	(76,687)	(22,590)	(99,277)	(73,240)	(23,228)	(96,468)	(71,487)	(22,635)	(94,122)
Non-controlling interests	13,984	(4,063)	9,921	15,059	(4,290)	10,769	15,913	(4,387)	11,526	16,524	(4,296)	12,228
Deferred tax liabilities	2,305	25,163	27,468	1,457	26,880	28,337	1,724	27,615	29,339	4,234	26,931	31,165

Consolidated statements of profit or loss and other comprehensive income

(in thousands of United States Dollars, unless indicated otherwise)

For the period ended	3 months ending				12 months ending
	March 31, 2019 (Restated)	June 30, 2019 (Restated)	September 30, 2019 (Restated)	December 31, 2019 (Restated)	December 31, 2019 (Restated)
Revenue	15,920	16,520	19,953	23,433	75,826
Royalty	(819)	(864)	(999)	(1,172)	(3,854)
Production costs	(9,769)	(7,571)	(9,410)	(9,650)	(36,400)
Depreciation	(1,048)	(1,052)	(1,059)	(1,275)	(4,434)
Gross profit	4,284	7,033	8,485	11,336	31,138
Net foreign exchange gain (loss)	3,280	2,206	1,642	(1,548)	5,580
Administrative expenses	(1,396)	(1,309)	(1,246)	(1,686)	(5,637)
Net derivative financial instrument expense	(130)	(194)	–	(277)	(601)
Cash-settled share-based expense	(361)	(9)	(36)	(283)	(689)
Profit on sale of subsidiary	5,409	–	–	–	5,409
Other expenses	(89)	(220)	(173)	(184)	(666)
Other income	1,289	749	5	231	2,274
Operating profit	12,286	8,256	8,677	7,589	36,808
Finance income	6	44	30	66	146
Finance cost	(54)	(16)	(46)	(228)	(344)
Profit before tax	12,238	8,284	8,661	7,427	36,610
Tax expense	3,403	(8,141)	(3,861)	(2,328)	(10,927)
Profit for the period	15,641	143	4,800	5,099	25,683

Other comprehensive income
Items that are or may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(144)	144	(353)	402	49
Reclassification of accumulated exchange differences on the sale of subsidiary	(2,109)	–	–	–	(2,109)
Total comprehensive income for the period	13,388	287	4,447	5,501	23,623

Profit attributable to:
Owners of the Company	13,443	4	3,901	3,956	21,305
Non-controlling interests	2,198	139	899	1,143	4,378
Profit for the period	15,641	143	4,800	5,099	25,683

Total comprehensive income attributable to:
Owners of the Company	11,190	148	3,548	4,358	19,245
Non-controlling interests	2,198	139	899	1,143	4,378
Total comprehensive income for the period	13,388	287	4,447	5,501	23,623

Earnings per share
Basic earnings per share ($)	1.23	0.001	0.34	0.36	1.94
Diluted earnings per share ($)	1.23	0.001	0.34	0.36	1.94

Consolidated statements of financial position

(in thousands of United States Dollars, unless indicated otherwise)

As at	December 31, 2019 (Restated)	September 30, 2019 (Restated)	June 30, 2019 (Restated)	March 31, 2019 (Restated)

Exploration and evaluation assets	7,139	7,102	7,050	7,013
Property, plant and equipment	106,512	102,077	97,575	94,579
Trade and other receivables	–	–	970	967
Deferred tax asset	63	76	76	66
Total non-current assets	113,714	109,255	105,671	102,625

Inventories	11,092	10,238	9,729	9,068
Derivative financial assets	102	–	–	194
Trade and other receivables	6,912	7,936	6,492	5,456
Prepayments	2,350	1,773	1,550	1,077
Cash and cash equivalents	9,383	8,026	7,875	9,742
Assets held for sale	–	–	–	–
Total current assets	29,839	27,973	25,646	25,537
Total assets	143,553	137,228	131,317	128,162

Equity and liabilities
Share capital	56,065	56,065	56,065	55,995
Reserves	140,730	140,328	140,681	140,537
Retained loss	(109,094)	(112,300)	(115,460)	(114,724)
Equity attributable to shareholders	87,701	84,093	81,286	81,808
Non-controlling interests	12,298	11,297	10,540	10,543
Total equity	99,999	95,390	91,826	92,351

Liabilities
Deferred tax liabilities	27,847	27,409	25,777	19,200
Provisions	3,346	3,324	3,319	3,314
Loans and borrowings	1,942	424	912	1,987
Cash-settled share-based payment	540	322	284	271
Total non-current liabilities	33,675	31,479	30,292	24,772

Cash-settled share-based payment	–	–	–	134
Income tax payable	163	2,346	1,598	1,205
Lease liabilities	349	–	–	–
Loans and borrowings	529	–	–	–
Trade and other payables	8,348	8,013	7,601	9,700
Overdrafts	490	–	–	–
Total current liabilities	9,879	10,359	9,199	11,039
Total liabilities	43,554	41,838	39,491	35,811
Total equity and liabilities	143,553	137,228	131,317	128,162

Consolidated statements of profit or loss and other comprehensive income

For the three months ended	March 31, 2019			June 30, 2019			September 30, 2019			December 31, 2019
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Net foreign exchange gain (loss)	3,280	–	3,280	21,645	(19,439)	2,206	3,345	(1,703)	1,642	1,391	(2,939)	(1,548)
Tax expense	(1,519)	4,922	3,403	223	(8,364)	(8,141)	(1,858)	(2,003)	(3,861)	(7,136)	4,808	(2,328)
Profit (loss) for the period	10,719	4,922	15,641	27,946	(27,803)	143	8,506	(3,706)	4,800	3,230	1,869	5,099
Total comprehensive income for the period	8,466	4,922	13,388	28,090	(27,803)	287	8,153	(3,706)	4,447	3,632	1,869	5,501
Non-controlling interests	1,401	797	2,198	4,643	(4,504)	139	1,499	(600)	899	840	303	1,143
Basic earnings per share ($)	0.89	0.34	1.23	2.11	(2.11)	0.001	0.63	(0.29)	0.34	0.19	0.17	0.36
Diluted (loss) earnings per share ($)	0.89	0.34	1.23	2.11	(2.11)	0.001	0.63	(0.29)	0.34	0.18	0.18	0.36

Consolidated statements of financial position

As at	March 31, 2019			June 30, 2019			September 30, 2019			December 31, 2019
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
Retained loss	(118,849)	4,125	(114,724)	(96,286)	(19,174)	(115,460)	(90,020)	(22,280)	(112,300)	(88,380)	(20,714)	(109,094)
Non-controlling interests	9,746	797	10,543	14,247	(3,707)	10,540	15,604	(4,307)	11,297	16,302	(4,004)	12,298
Deferred tax liabilities	24,122	(4,922)	19,200	2,896	22,881	25,777	822	26,587	27,409	3,129	24,718	27,847